Critical accounting judgment and key sources of estimation and uncertainty (Details) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Critical accounting judgment and key sources of estimation and uncertainty
Derivative financial assets	€ 2,367
Derivative financial liabilities	808
Finance income	93
Finance expense	€ 808